Operating Segments (Details) - Schedule of reporting on operating segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues	$ 103,642	$ 133,246	$ 127,187
Gross profit	30,328	47,552	49,737
Unallocated corporate expenses	(31,024)	(28,315)	(26,953)
Finance income, net	(1,189)	(672)	197
Income before taxes on income	(1,885)	18,565	22,981
Proprietary Products [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues	75,521	100,916	97,696
Gross profit	27,327	43,166	45,271
Distribution [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues	28,121	32,330	29,491
Gross profit	$ 3,001	$ 4,386	$ 4,466